                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD/TRUSTEES' EQUITY FUND

2.       Name of each series or class of funds for which this notice is filed:

         U.S. Portfolio
         International Portfolio

3.       Investment Company Act File Number:       811-2968

         Securities Act File Number:               2-65955

4.       Last day of fiscal year for which this notice is filed:   12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                          /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                                                            Number of                         Aggregate
         Name of  Portfolio                                 Portfolio Shares                  Sales Price
         U.S. Portfolio                                     3,224,128                         $  99,952,127
         International Portfolio                            4,728,332                           143,316,826


         Total                                              7,952,460                         $ 243,268,953

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

                                                            Number of                         Aggregate
         Name of  Portfolio                                 Portfolio Shares                  Sales Price
         U.S. Portfolio                                         806,059                       $  27,885,742
         International Portfolio                              8,717,779                         275,198,625


         Total                                                9,523,838                        $303,084,367

         10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


                                                            Number of                         Aggregate
         Name of  Portfolio                                 Portfolio Shares                  Sales Price
         U.S. Portfolio                                         806,059                       $  27,885,742
         International Portfolio                              8,717,779                         275,198,625


         Total                                                9,523,838                        $303,084,367

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $ 303,084,367

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +         N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             - 365,527,322

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +         N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                      Negative Number

         (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x  1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                                -0-

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           /   /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                        SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title)          RAYMOND J. KLAPINSKY
                                 -----------------------------------------------
                                     Raymond J. Klapinsky, Secretary


         Date:   February 28, 1996

EXHIBIT "A"




February 28, 1996



Vanguard/Trustees' Equity Fund
100 Vanguard Blvd.
Malvern, PA  19355

Gentlemen:

Vanguard/Trustees' Equity Fund is a business trust established under Pennsylvania law under a Declaration of Trust dated May 16, 1984. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's:  (1) Declartion of Trust and amendments thereof;
(2) minutes of the meetings of shareholders and Trusteees; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares of beneficial interest ("shares").

Under Article V, Section 5.1 of the Declaration of Trust, as amended to date, the Fund is legally authorized to issue an unlimited number of shares, without any par value, from one or more series ("Portfolios') of shares. Each share represents an equal proportionate interest in the particular Portfolio of shares with each share of that Portfolio outstanding. On December 31, 1995, the (end of the Fund's fiscal year), the Fund had 3,714,196 shares of its U.S. Portfolio and 31,766,437 shares of its International Portfolio issued and outstanding.

My examination also disclosed the following information:

1. On January 1, 1995 (the beginning of the Fund's last fiscal year), the Fund had a combined total of 7,952,460 shares from the Fund's two Portfolios with a total value of $243,268,953, registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended December 31, 1995, the Fund did not register any shares under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended December 31, 1995, the Fund sold 806,059 shares of its U.S. Portfolio (at an aggregate sales price of $27,885,742) and 9,523,838 shares of its International Portfolio (at an aggregate sales price of $275,198,625) in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act. During the same fiscal year the Fund redeemed 968,250 shares of its U.S. Portfolio (at an aggregate redemption price of $32,388,932) and 10,408,927 shares of its International Portfolio (at an aggregate redemption price of $365,527,322).


You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting trust of the Commonwealth of Pennsylvania authorized to issue an unlimited number of shares, without par value, from one or more series ("Portfolios") of shares;

2. The proposed registration of the combined total of 9,523,838 shares sold by the Fund during its fiscal year ended December 31, 1995, pursuant to Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for a consideration deemed by the Trustees to be consistent with the Declaration of Trust, were legally authorized and issued, fully paid, and non-assessable; and

4. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust, as amended, and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states to which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,


BY:    RAYMOND J. KLAPINSKY
    ---------------------------
       (Raymond J. Klapinsky)
       Counsel

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